Related Party Transactions - Schedule of Names and Relationship of Related Party (Details)	12 Months Ended
Dec. 31, 2024
Won Fittings Company Limited [Member]
Related Party Transaction [Line Items]
Names and Relationship of Related Party	Won Fittings Company Limited
Existing Relationship with the Company	Wholly owned by Ms. Liu Liangping.
Ma Biu [Member]
Related Party Transaction [Line Items]
Names and Relationship of Related Party	Ma Biu
Existing Relationship with the Company	Chairman, Director, and Chief Executive Officer
Liu Liangping [Member]
Related Party Transaction [Line Items]
Names and Relationship of Related Party	Liu Liangping
Existing Relationship with the Company	Director and Chief Operating Officer
Diamond Horses Group Limited (Formerly known as “Luda Group Ltd.”) [Member]
Related Party Transaction [Line Items]
Names and Relationship of Related Party	Diamond Horses Group Limited (Formerly known as “Luda Group Ltd.”)
Existing Relationship with the Company	Mr. Ma Biu is the director of the company, Ms. Liu Liangping is the director of the company